Error Corrections Consolidated Balance Sheet Impact (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Jul. 03, 2010	Jun. 27, 2009
Assets
Cash and equivalents	$ 235	$ 100		$ 141		$ 55		$ 74		$ 44	$ 141
Trade accounts receivable, less allowances	248	246		266		292		295
Inventories	288	294		291		341		287
Current deferred income taxes	114	6		6		4		4
Other current assets		131		213		59		167
Receivable for proceeds on business disposition				376		552
Assets held for sale		3,812		3,875		3,510		3,658
Total current assets	1,002	4,589		5,168		4,813		4,485
Property, net of accumulated depreciation	847	809		823		834		858
Trademarks and other identifiable intangibles, net	132	137		140		149		158
Goodwill	348	348		348		348		348		343
Deferred income taxes	36	73		40		14		56
Pension asset	5	4		10		6		8
Other noncurrent assets		75		87		163		84
Noncurrent assets held for sale	5	1,674		1,485		2,664		3,485
Total assets	2,450	7,709		8,101		8,991		9,482		8,778
Liabilities and Equity
Notes payable		95				335		198
Accounts payable	359	400		383		396		455
Income taxes payable and current deferred taxes		592		582		304		452
Other accrued liabilities		449		518		485		613
Current maturities of long-term debt	5	980		1				1
Liabilities held for sale		1,041		1,591		2,387		2,392
Total current liabilities	833	3,557		3,075		3,907		4,111
Long-term debt	939	935		1,913		1,913		1,910
Pension obligation	166	140		155		117		121
Deferred income taxes						35
Other liabilities	277	311		318		301		317
Noncurrent liabilities held for sale		695		708		1,157		1,130
Total Equity	235	2,071		1,932		1,561		1,893		1,459	2,070
Liabilities and Equity, Total	2,450	7,709		8,101		8,991		9,482
Scenario, Previously Reported
Assets
Cash and equivalents		2,655	[1]	2,751	[1]	1,685	[1]	2,066	[1]
Trade accounts receivable, less allowances		734	[1]	760	[1]	766	[1]	929	[1]
Inventories		907	[1]	917	[1]	1,025	[1]	976	[1]
Current deferred income taxes		35	[1]	26	[1]	43	[1]	54	[1]
Other current assets		324	[1]	349	[1]	297	[1]	274	[1]
Receivable for proceeds on business disposition				376	[1]	552	[1]
Assets held for sale		5	[1]	78	[1]	511	[1]	285	[1]
Total current assets		4,660	[1]	5,257	[1]	4,879	[1]	4,584	[1]
Property, net of accumulated depreciation		1,300	[1]	1,291	[1]	1,321	[1]	1,648	[1]
Trademarks and other identifiable intangibles, net		400	[1]	247	[1]	258	[1]	322	[1]
Goodwill		599	[1]	592	[1]	597	[1]	811	[1]
Deferred income taxes		139	[1]	145	[1]	185	[1]	256	[1]
Pension asset		427	[1]	354	[1]	362	[1]	265	[1]
Other noncurrent assets		244	[1]	223	[1]	221	[1]	256	[1]
Noncurrent assets held for sale		5	[1]	77	[1]	1,229	[1]	1,391	[1]
Total assets		7,774	[1]	8,186	[1]	9,052	[1]	9,533	[1]
Liabilities and Equity
Notes payable		187	[1]	122	[1]	439	[1]	238	[1]
Accounts payable		693	[1]	728	[1]	740	[1]	954	[1]
Income taxes payable and current deferred taxes		615	[1]	594	[1]	439	[1]	469	[1]
Other accrued liabilities		1,061	[1]	1,176	[1]	1,299	[1]	1,681	[1]
Current maturities of long-term debt		985	[1]	390	[1]	443	[1]	473	[1]
Liabilities held for sale				70	[1]	533	[1]	307	[1]
Total current liabilities		3,541	[1]	3,080	[1]	3,893	[1]	4,122	[1]
Long-term debt		954	[1]	1,935	[1]	1,935	[1]	1,936	[1]
Pension obligation		225	[1]	240	[1]	206	[1]	218	[1]
Deferred income taxes		211	[1]	212	[1]	362	[1]	184	[1]
Other liabilities		698	[1]	712	[1]	726	[1]	826	[1]
Noncurrent liabilities held for sale				3	[1]	294	[1]	273	[1]
Total Equity		2,145	[1]	2,004	[1]	1,636	[1]	1,974	[1]
Liabilities and Equity, Total		7,774	[1]	8,186	[1]	9,052	[1]	9,533	[1]
Restatement Adjustment
Assets
Trade accounts receivable, less allowances		(95)		(87)		(85)		(110)
Inventories		28		26		21		33
Other current assets		(4)		(28)		(2)		(22)
Total current assets		(71)		(89)		(66)		(99)
Property, net of accumulated depreciation		(1)				(1)		(1)
Deferred income taxes		7		4		6		11
Noncurrent assets held for sale								(3)
Total assets		(65)		(85)		(61)		(92)
Liabilities and Equity
Income taxes payable and current deferred taxes		24				23
Other accrued liabilities		(9)		(8)		(9)		(11)
Liabilities held for sale		1		3
Total current liabilities		16		(5)		14		(11)
Deferred income taxes								(25)
Other liabilities		(7)		(8)				(1)
Noncurrent liabilities held for sale								26
Total Equity		(74)		(72)		(75)		(81)
Liabilities and Equity, Total		(65)		(85)		(61)		(92)
Segment, Discontinued Operations
Assets
Cash and equivalents		(2,555)		(2,610)		(1,630)		(1,992)
Trade accounts receivable, less allowances		(393)		(407)		(389)		(524)
Inventories		(641)		(652)		(705)		(722)
Current deferred income taxes		(29)		(20)		(39)		(50)
Other current assets		(189)		(108)		(236)		(85)
Assets held for sale		3,807		3,797		2,999		3,373
Property, net of accumulated depreciation		(490)		(468)		(486)		(789)
Trademarks and other identifiable intangibles, net		(263)		(107)		(109)		(164)
Goodwill		(251)		(244)		(249)		(463)
Deferred income taxes		(73)		(109)		(177)		(211)
Pension asset		(423)		(344)		(356)		(257)
Other noncurrent assets		(169)		(136)		(58)		(172)
Noncurrent assets held for sale		1,669		1,408		1,435		2,097
Total assets								41
Liabilities and Equity
Notes payable		(92)		(122)		(104)		(40)
Accounts payable		(293)		(345)		(344)		(499)
Income taxes payable and current deferred taxes		(47)		(12)		(158)		(17)
Other accrued liabilities		(603)		(650)		(805)		(1,057)
Current maturities of long-term debt		(5)		(389)		(443)		(472)
Liabilities held for sale		1,040		1,518		1,854		2,085
Long-term debt		(19)		(22)		(22)		(26)
Pension obligation		(85)		(85)		(89)		(97)
Deferred income taxes		(211)		(212)		(327)		(159)
Other liabilities		(380)		(386)		(425)		(508)
Noncurrent liabilities held for sale		695		705		863		831
Liabilities and Equity, Total								$ 41

[1]	Amounts represent the balance sheets as originally reported in the company's filings for the respective period ends.